Dividends	6 Months Ended
Jun. 30, 2026
Dividends
Dividends

14.   Dividends

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Cash dividends on ordinary shares declared and paid:
Interim dividend: $0.10 per share	—	—	60	60
Interim dividend: $0.10 per share	60	60	60	60
Cash dividends on preferred shares declared and paid:
Interim dividend	—	—	—	6
Interim dividend	—	6	—	6
	60	66	120	132

On February 24, 2026, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend was paid on March 26, 2026, to shareholders of record on March 12, 2026.

On April 21, 2026, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend was paid on June 25, 2026 to shareholders of record on June 11, 2026.

On December 2, 2025, the Company redeemed its 56,306,306 non-convertible, non-voting 9% cumulative preferred shares (the “Preferred Shares”) with a nominal value of €4.44 each, issued in July 2022 to AGSA and subsequently transferred to a wholly-owned subsidiary of AGSA in 2024, for a total consideration of €250 million ($289 million at the exchange rate applicable on that date). The Preferred Shares were subsequently canceled on December 9, 2025.